CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 188,199		$ 483,525	$ 74,647		$ 66,161	$ 29,043
Short-term investments	326,318		111,867			84,754
Accounts receivable	13,441		6,516			4,523
Inventory	25,407		9,708			8,405
Prepaid expenses and other current assets	7,078		976			1,888
Total current assets	560,443		612,592			165,731
Restricted cash	676		612			612
Property and equipment, net	13,228		12,160			18,387
Capitalized software, net	226		312			446
Goodwill	251,060		2,252	2,300		2,252
Intangible assets, net	178,860		9,102			2,994
Other noncurrent assets	12,210		4,879			2,289
Total Assets	1,016,703		641,909			192,711
Current liabilities:
Accounts payable	9,214		7,591			10,228
Customer deposits	2,829		1,480			2,325
Current portion of operating lease liability	1,983		868			806
Accrued expenses and other current liabilities	20,968		7,565			5,053
Deferred revenue	4,814		3,004			2,230
Current portion of long term debt	311		9,991
Total current liabilities	41,548		30,499			20,642
Warrant liability			93,328
Long-term debt, net of deferred financing costs						9,972
Lease liability, net of current portion	3,959		2,157			3,026
Total liabilities	59,359		125,984			33,640
Commitments and Contingences (Note 15)
Legacy Convertible Preferred Stock (Note 17)
Stockholders' Equity
Preferred Stock, $0.0001 par value-authorized, 50,000,000 shares; no shares issued and outstanding at December 31, 2020 and December 31, 2019, respectively
Common Stock, $0.0001 par value-500,000,000 shares authorized; 226,756,733 and 160,500,702 shares issued at December 31, 2020 and December 31, 2019, respectively, 224,626,597 and 154,913,934 shares outstanding at December 31, 2020 and December 31, 2019, respectively	26		23			16
Additional paid-in capital	1,387,779		844,188			453,242
Accumulated deficit	(430,565)		(328,277)			(294,262)
Accumulated other comprehensive (loss) income	104		(9)			75
Total Stockholders' Equity	957,344	$ 939,564	515,925	$ 116,158	$ (299,425)	(277,462)	$ (184,569)
Total Liabilities and Stockholders' Equity	1,016,703		641,909			192,711
Acquired technology
Current assets:
Intangible assets, net	$ 121,026		9,102
As Reported
Current liabilities:
Total liabilities			32,656
Stockholders' Equity
Additional paid-in capital			993,933
Accumulated deficit			(384,694)
Total Stockholders' Equity			$ 609,253			$ 159,071